Investment Strategy - Founders 100 ETF	Apr. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed broad-market exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing at least 90% of its assets in Founder-Led Companies, specifically, common equities or real estate investment trust (“REIT”) securities listed on a U.S. exchange. No more than 10% of assets may be invested in non-founder-led companies. At least 80% of assets will be invested in 100 of the largest 200 Founder-Led Companies, based on market cap, and up to 20% of assets will be invested in additional Founder-Led securities including Founder-Led IPOs and Founder-Led Companies outside of the 100. The Fund will not invest in any private security. The first year of trading, the Fund may transitorily hold preferred equities, bonds, ADRs, GDRs, and ETFs and may hold more than 10% of assets in non-founder-led companies. Founder Factor investing is the signature element of the Adviser’s investment strategy to select securities capable of generating superior expected risk-adjusted returns.

The Adviser defines a “Founder” as a person who has profound influence on a company’s identity and trajectory from its nascent stages; this includes one or more individuals who conceptualize a new business and bring it into commercial operation as well as those who take over an existing idea or early-stage company and propel it to significant success and scale. The Adviser defines a “Founder-Led Company” as a business managed by a “Founder Chief,” defined as a Founder serving as a Chief officer, most often as Chief Executive Officer (CEO), Chief Technology Officer (CTO), Chief Scientific Officer (CSO), or Chief Medical Officer (CMO). The Adviser defines a “Founder-Led IPO” as a Founder-Led or Founder-Run Company making an initial public offering (“IPO”) of its securities to the public on a stock exchange for the first time and has been trading one year or less. The Adviser defines the “Founder Factor” as investing in companies based on their Founder-Led status.

Under normal market conditions, the Fund will not concentrate (invest >25% of its total assets) in any single GICS Industry Group, with the exception of Software, Semiconductors and Semiconductor Equipment, Technology Hardware Storage and Peripherals, IT Services, Electronic Equipment Instruments and Components, Communications Equipment, Diversified Financials, or Interactive Media & Services, which are not subject to this concentration restriction. At inception, the Fund expects to be concentrated in Software.

To capture the growth of the general economy and also to reduce sector risk, Fund securities will be selected from across five or more GICS Sectors, most commonly but not limited to the Technology, Financials, Consumer Discretionary, Communication Services, Health Care, Industrials, and Real Estate sectors, and Fund securities will be selected from across 20 or more GICS Industries, most commonly but not limited to the Software, Capital Markets, Interactive Media and Services, Financial Services, Semiconductor, Oil & Gas, Communications Equipment, and Hotels Restaurants and Leisure industries.

The Fund intends to invest in a portfolio of securities such as, but not limited to, NVDA, META, TSLA, ORCL, PLTR, CRM, BLK, ANET, APP, COF, PANW, BX, CRWD, PLD, ICE, HOOD, DASH, RBLX, COIN, and REGN.  Actual holdings and weights may differ at launch and will vary after launch due to ongoing portfolio management, rebalancing, and market conditions, in accordance with the investment objectives, policies, and restrictions described herein.  The Fund may invest in small-, medium-, and large-capitalization companies. The Fund may invest in foreign companies, which the Adviser defines as company with a headquarters outside the U.S., but only if the securities are listed on a U.S. exchange.

Portfolio Construction

The Adviser employs two complementary approaches to portfolio construction.

•	Primary Selection (Rules-Based) for 80% or More of Assets: The Adviser applies a proprietary, rules-based fundamental methodology to select 100 of the largest 200 founder-led companies for inclusion in the Fund.

•	Secondary Selection (Discretionary) for 20% or Less of Assets: The Adviser uses a similar proprietary fundamental methodology—though not strictly rules-based—to identify and include founder-led IPOs and other founder-led companies beyond the top 100.

The systematic, rules-based framework is designed to help the Adviser make wise investment decisions, better navigate market cycles, and remove emotional decision making in the investment process at:

•	Market Highs, when pride, greed, and irrational exuberance tend to override good judgment, leading to overconfidence in the Adviser’s stock picking ability, a loss of focus on identifying the Founders most likely to execute on their vision and create long-term value for shareholders, a long-lasting extrapolation of positive trends, and excessive risk taking in the pursuit of higher returns, despite soaring valuations and other potential warning signs;

•	Market Lows, when widespread fear, doubt, and the pain of losses can lead to short-term or myopic thinking, panic, and poor decision making including the temptation to drift from the consistent execution of the investment philosophy and fundamental research process of collecting and analyzing data objectively on a timely basis including the decision to sell at or near the bottom.

The Adviser applies its two complementary approaches using the following multi-step process:

•	First, the Adviser defines the investable universe. The Adviser creates a list of Founder-Led equities and REIT securities trading on a US exchange with free-float market caps above $1 billion and adds Founder-Led IPOs with market caps estimated above $100 million.

•	Second, the Adviser applies a screen to identify all Founder-Led Companies that meet Founder ETF’s proprietary fundamental criteria including income statement, balance sheet, statement of cash flow, valuation, and other quantitative and qualitative metrics. Next, the Adviser applies a second screen to identify other securities, including Founder-Led IPOs, which meet proprietary fundamental but not rules-based criteria.

•	Third, if greater or fewer than 100 companies meet the Founder-Led Company proprietary fundamental criteria, respectively, the Adviser will apply a progression of more or less stringent screens until 100 securities are identified for investment. At the Adviser’s discretion, other securities including Founder-Led IPOs will be identified for investment based on fundamental, but not rules-based, criteria.

•	Fourth, for rebalances, the Adviser applies a modified market cap weighting with a maximum initial position size of 7.5% to all companies identified for purchase. If the initial weighting results in less than an 80% allocation to Founder-Led Companies meeting the fundamental rules-based criteria, at the Adviser’s discretion, other securities including Founder-Led IPOs will be sized down to 20% of assets or less. No single security will represent more than 7.5% of the Fund’s total assets, except for Founder-Led IPO shares, which the Adviser may, at its discretion, retain without reducing to the 7.5% limit on a rebalance day. Any single position may float higher or lower intra-quarter. While at least 80% of the Fund’s assets will be selected using the rules-based methodology, the allocation may float higher or lower intra-quarter. While Founder-Led Companies will be re-evaluated quarterly for ongoing inclusion in the Fund, Founder-Led IPOs will typically be held for one year or more in order to give these businesses time to mature and reveal their long-term potential. To actively manage downside risk, any holding may be sold, trimmed, bought, or added to at any time at the Adviser’s discretion.

•	Finally, to make timely, well-informed investment decisions, the Adviser will rebalance and reconstitute the Fund quarterly, in late February, May, August, and November, aligning with the release of the majority of new quarterly material information into the public domain including earnings press releases, filings, presentations, and conference call transcripts. Additionally, the Adviser will rebalance and reconstitute the Fund at the Adviser’s discretion, most often due to corporate actions including, but not limited to, changes in management, mergers and acquisitions (“M&A”), and divestitures or if the number of securities in the Fund falls to 95 intra-quarter.

At the Adviser’s discretion, a security held by the Fund of a company being acquired may be sold after the acquisition announcement or held until the acquisition closes. If sold, the security may be replaced by a new security or not replaced until the next quarterly rebalancing and reconstitution with the cash proceeds reinvested on a pro rata basis. If a Founder announces plans to step down or step away from their Chief role and no co-Founder serves in a Chief role or plans to assume a Chief role, at the Adviser’s discretion, the security may be sold. After a period of time away, if a Founder returns to a Chief role, the security of that company may be repurchased at the discretion of the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940 (“1940 Act”) because the fund sets a maximum weight of 7.5% per security so will not commonly meet the requirements of the diversification rule, which requires at least 75% of assets to be composed of securities with a maximum weight of 5% per security.

The Fund is designed for investors who share our long-term fundamental investment philosophy. The philosophy is not about timing the market but about maintaining consistent exposure to the market’s most compelling secular growth stories based on the consistent and timely analysis of objective data across market cycles. The Adviser recognizes that stocks with high earnings growth and premium valuations relative to peers may be volatile in the short run but benefit from the power of time and innovation longer term. Based on this philosophy, the Fund may not be appropriate for investors with a short-term investment time horizon (less than 5 years), who have a low tolerance for volatility, or who prefer to invest in stocks trading at discount valuations versus peers.

By investing in a Founder Factor strategy, the Fund tends to follow a growth investment style, investing in companies expected to grow sales and earnings at a faster rate than peers, often driven by innovation, market share increases, disruptive ideas, and expanding addressable markets. The Founder Factor tends to identify Founders, Founder-Led Companies, and Founder-Led Stocks with common enduring characteristics:

Founders tend to be irreverent visionaries, inspiring leaders, independent thinkers, charismatic communicators, relentless operators, and courageous problem solvers who persevere through challenges with passion and unwavering commitment. Founders often attract and unite top talent around a compelling purpose, the moral authority to take bold risks and quickly pivot towards success, and the expert intuition to leverage the unique capabilities of their businesses and teams to create sustained competitive advantages (i.e. economic moats), which have the potential to generate superior risk-adjusted returns over time.

Founder-Led Companies tend to challenge the status quo and disrupt industries with groundbreaking ideas and strategies.

Founder-Led Companies tend to “grow up” with venture cultures that emphasize speed, scale, innovation, analytics, continuous learning, resilience, and an unrelenting desire to create something new and useful for customers. Founder-Led Companies generally hold more patents, invest more in research and development (R&D), invest in more capital expenditures (capex), participate in more mergers & acquisitions (M&A), grow sales and earnings at a faster pace, pay fewer dividends, repurchase fewer shares, and run balance sheets with more cash than debt.

The Adviser concludes that Founder-Led Stocks are capable of generating superior risk-adjusted returns. Based on our signature Founder Factor investment strategy and growth investment style, respectively, the Fund may be unsuitable for investors who have a risk tolerance inconsistent with this strategy or style. Prospective investors should carefully consider their financial situation and consult a financial advisor before investing.